6. STOCKHOLDERS' EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants
Warrants outstanding, beginning balance	134,000	15,912,210
Warrants granted	255,073	134,000
Warrants exercised	(39,000)	(998,079)
Warrants exercised, repriced		(14,692,500)
Warrants forfeited	0	(221,631)
Warrants outstanding, ending balance	350,073	134,000
Warrants exercisable	350,073
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ .76	$ 0.76
Warrants granted	.21
Warrants exercised	.24	.31
Warrants exercised, repriced		0.00
Warrants forfeited	0.00	0.00
Warrants outstanding, ending balance	0.18	$ .76
Warrants exercisable	$ 0.18